General information and significant accounting policies - Additional information (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2020 item	Sep. 30, 2020 item
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number Of Vessels In Operation	26	26
Average Age Of Vessels		7 years 3 months 18 days
Derivative, Term of Contract	3 years	3 years
Derivative, Fixed Interest Rate	0.32%	0.32%
Corporate Joint Venture [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity Method Investment, Ownership Percentage	50.00%	50.00%